Property, Plant and Equipment - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment under finance lease agreements	R$ 42,867	R$ 17,280